UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-01442
                                                    ---------------------

                   Phoenix-Oakhurst Strategic Allocation Fund
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                          ---------------

                   Date of fiscal year end: December 31, 2003
                                           ------------------

                   Date of reporting period: December 31, 2003
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.


Annual Report

[GRAPHIC OMITTED] DECEMBER 31, 2003

[LOGO OMITTED]
OAKHURST (R)

Phoenix-Oakhurst Strategic Allocation Fund




[GRAPHIC OMITTED]
Do you want to stop receiving fund documents by mail?

Go to PhoenixInvestments.com, log in and sign up for E-Delivery



[LOGO OMITTED]
PHOENIX
INVESTMENT PARTNERS, LTD.
COMMITTED TO INVSTOR SUCCESS(SM)

This report is not authorized for distribution to prospective investors in the Phoenix-Oakhurst Strategic Allocation Fund, unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN


DEAR SHAREHOLDER:

[PHOTO OMITTED]

      When we think about 2003, we'll remember a year in which financial services underwent significant change. National news events reflected regulatory attention to the business conduct of a few mutual fund companies. As a result, certain industry-wide practices came under increased scrutiny.

      Your Fund's Board of Trustees recognizes the seriousness of these issues. As a result, it has expanded its review of policies and procedures to insure compliance with applicable rules and regulations. Additionally, the Board had taken a review of its own structure and governance protocols to insure that our practices are not only compliant with regulatory standards, but, whenever practical, also conform to best practices that value your interests and help you invest wisely.

      I hope that you'll take time to review the activities and performance information included in this annual report. We've witnessed new life in the equity markets, and I am encouraged that our overall economy has begun a more rewarding period. Now is an opportune time for you to review your investments with your financial advisor to be sure your portfolio is best positioned to achieve long-term success.

      Keep in mind that finding the best balance of performance and protection requires discipline and diversification 1. Your investment in Phoenix-Oakhurst Strategic Allocation Fund may help you in this effort.

      To learn more about your investments and investing, visit
PhoenixInvestments.com.




Sincerely,

/s/ PHILIP R. McLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds


JANUARY 1, 2004


1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

--------------------------------------------------------------------------------
  Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGERS DONG HAO ZHANG, PH.D. AND DAVID L. ALBRYCHT, CFA

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Fund's investment objective is to achieve the highest total return consistent with reasonable risk. The Fund may be appropriate for investors seeking long-term capital appreciation, current income, and conservation of capital from a balanced portfolio of stocks, bonds, and cash equivalents.

Q: HOW DID THE FUND PERFORM DURING THE PAST 12 MONTHS ENDED DECEMBER 31, 2003?

A: Over the fiscal year ended December 31, 2003, the Fund's Class A shares returned 19.23% and Class B shares returned 18.38%. For the same period, the Balanced Benchmark 1 returned 18.49%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not indicative of future results and current performance may be higher or lower than the performance shown above.

Q: HOW WOULD YOU CHARACTERIZE THE EQUITY MARKETS DURING THE FUND'S RECENT FISCAL YEAR?

A: For the 12 months ended December 31, 2003, the stock market made a strong rally after three years of losses. Large-cap stocks represented by the S&P 500(R) Index 2 had a total return of 28.71%. The bear market that started in March 2000 at the S&P 500(R) Index high of 1,527 finally bottomed out in October of 2002 when the S&P 500(R) Index closed at 777. Even though 2003 started with significant weakness in the market, attractive valuation finally propelled investors to put their excess cash to work. For the past nine months, the stock market has been on a sustained rally driven by encouraging economic data ranging from high productivity gains, strong manufacturing recovery and increasing consumer confidence.

      During times of economic recovery, stock markets are often led by cyclical issues that benefit from stronger business activities. This past 12 months was no exception. Technology, basic materials and industrials sectors were the best performers. Smaller market-cap companies also outperformed large-cap ones. 3

Q: HOW WOULD YOU CHARACTERIZE THE BOND MARKET DURING THE FUND'S RECENT FISCAL YEAR?

A: During the year, the U.S. bond market was effected by near-record interest rate lows. This was followed by a period that brought substantial volatility as investors assessed the direction of the U.S. economy and debated what action, if any, the Federal Reserve Board would take. The volatility was somewhat hidden by the slight change of -0.15% registered by the Lehman Brothers Aggregate Bond Index 4 in the third quarter of 2003. Rates increased slightly, while the yield curve remained steep, reinforcing expectations in the bond market that the economy would improve.

      Many economic statistics improved over this time period, but a solid job market recovery remained elusive. The ISM Manufacturing Index 5 rose to 54.7 in August, showing improvement for the fourth straight month and remaining above 50 for the second month in a row. Any reading above 50 normally signifies expansion in the manufacturing sector. Despite positive overall economic data, debate continued through year-end over whether persistent high unemployment would derail the economic recovery or if hiring would begin to gain momentum.

Q: HAVE ANY CHANGES TO THE FUND'S ASSET ALLOCATION
BEEN MADE?

A: No. As part of our investment philosophy, we do not believe in trying to time the market. Our mandate is to remain approximately 60% invested in equities and 40% in bonds.

Q: WHAT IS YOUR CURRENT OUTLOOK?

A: On December 31, 2003, the S&P 500(R) Index return closed at 1,112. It was trading at 18.5 times Wall Street consensus earnings estimate of $60 for calendar year 2004. 6 We believe this is a fair valuation given the low inflation environment we are in. Therefore, our base scenario assumes that 2004 will likely bring us a single digit return consistent with historical averages. However, given a strong economy and continued gains in productivity, corporate profits are likely to surprise on the upside. Recent comments from officials of Federal Reserve Board suggest that they see little inflationary pressure and hence are likely to keep rates low for a considerable period of time. Under that scenario, we believe stocks may return significantly higher than historical averages. On the other hand, current expectation for profit growth is very high. If companies fail to deliver to that expectation, stocks would likely see downward pressure.

      We continue to be opportunistic and have taken some more credit risk in the portfolio due to improved credit fundamentals in the corporate and credit high yield market. We feel that the greatest risk in the fixed income market is interest rate risk, not credit risk, and opportunities continue in many credit-intensive sectors.

                                                                 JANUARY 1, 2004


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

1 THE BALANCED BENCHMARK IS A COMPOSITE INDEX MADE UP OF 60% OF THE S&P 500(R)
  INDEX RETURN AND 40% OF THE LEHMAN BROTHERS AGGREGATE BOND INDEX RETURN.
2 THE S&P 500(R) INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF STOCK MARKET
  TOTAL RETURN PERFORMANCE.
3 STOCKS OF SMALL OR SMALLER COMPANIES MAY HAVE LESS LIQUIDITY THAN THOSE OF
  LARGER, ESTABLISHED COMPANIES AND MAY BE SUBJECT TO GREATER PRICE VOLATILITY AND RISK THAN THE OVERALL STOCK MARKET.
4 THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED, COMMONLY USED
  MEASURE OF BOND PERFORMANCE.
5 THE ISM MANUFACTURING INDEX MEASURES MANUFACTURING ACTIVITY IN THE UNITED
  STATES AS TABULATED BY THE INSTITUTE FOR SUPPLY MANAGEMENT.
6 AS REPORTED BY FIRST CALL PUBLISHED BY THOMSON FINANCIAL, NEW YORK, NY AND
  ZACKS ADVISOR PUBLISHED BY ZACKS INVESTMENT RESEARCH, CHICAGO, IL.

THE INDEXES ARE NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

Phoenix-Oakhurst Strategic Allocation Fund

--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS 1                         PERIODS ENDING 12/31/03
--------------------------------------------------------------------------------

                                                                                        INCEPTION      INCEPTION
                                                    1 YEAR     5 YEARS      10 YEARS   TO 12/31/03       DATE
                                                   ---------   --------     --------   -----------     ---------
        Class A Shares at NAV 2                      19.23%      3.39%        8.00%          --               --
        Class A Shares at POP 3                      12.37       2.18         7.36           --               --

        Class B Shares at NAV 2                      18.38       2.61           --         8.18%        10/24/94
        Class B Shares with CDSC 4                   14.38       2.61           --         8.18         10/24/94

        Balanced Benchmark 5                         18.49       2.68         9.78        10.78         10/24/94

        S&P 500(R) Index 6                           28.71      (0.57)       11.10        12.01         10/24/94

        Lehman Brothers Aggregate Bond Index 7        4.10       6.62         6.95         8.04         10/24/94

--------------------------------------------------------------------------------
  GROWTH OF $10,000                                        PERIODS ENDING 12/318
--------------------------------------------------------------------------------

8 This Growth of $10,000 chart assumes an initial investment of $10,000 made on 12/31/93 in Class A shares and reflects the maximum sales charge of 5.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

               Phoenix-Oakhurst
                  Strategic                                    Lehman Brothers
               Allocation Fund     Balanced      S&P 500(R)          Aggregate
                  Class A 8       Benchmark 5     Index 6        Bond Index 7
               ----------------   -----------    ----------    ---------------

12/31/93         $ 9,425.00       $10,000.00     $10,000.00      $10,000.00
12/30/94           9,212.30         9,967.60      10,132.30        9,708.40
12/29/95          10,892.20        12,920.30      13,932.60       11,502.40
12/31/96          11,849.00        14,875.90      17,171.70       11,919.90
12/31/97          14,299.50        18,389.80      22,902.80       13,070.50
12/31/98          17,214.40        22,267.40      29,488.90       14,205.90
12/31/99          19,103.10        24,950.40      35,721.40       14,088.70
12/29/00          19,024.30        24,695.90      32,439.60       15,726.70
12/31/01          19,313.60        23,781.10      28,587.50       17,054.60
12/31/02          17,059.30        21,446.30      22,269.50       18,804.50
12/31/03          20,339.20        25,412.60      28,663.60       19,576.10

1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period.

5 The Balanced  Benchmark is a composite  index made up of 60% of the S&P 500(R)
  Index return and 40% of the Lehman Brothers Aggregate Bond Index return. The Index's performance does not reflect sales charges.

6 The S&P 500(R) Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes. The Index's performance does not reflect sales charges.

7 The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of bond performance and is provided for general comparative purposes. The index's performance does not reflect sales charges.

 All returns represent past performance which is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS                                                     12/31/03
--------------------------------------------------------------------------------

As a percentage of equity holdings

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Financials                 26%
Information Technology     20
Health-Care                15
Consumer Discretionary     11
Industrials                10
Consumer Staples            7
Energy                      6
Other                       5


                        See Notes to Financial Statements

Phoenix-Oakhurst Strategic Allocation Fund

--------------------------------------------------------------------------------
                TEN LARGEST EQUITY HOLDINGS AT DECEMBER 31, 2003
                     (AS A PERCENTAGE OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
 1. Bank of America Corp.                        2.2%
 2. Microsoft Corp.                              2.1%
 3. Citigroup, Inc.                              2.1%
 4. General Electric Co.                         2.0%
 5. Pfizer, Inc.                                 1.7%
 6. Morgan Stanley                               1.7%
 7. Wells Fargo & Co.                            1.5%
 7. Cisco Systems, Inc.                          1.4%
 9. Exxon Mobile Corp.                           1.3%
10. J.P. Morgan Chase & Co.                      1.3%
--------------------------------------------------------------------------------

                        INVESTMENTS AT DECEMBER 31, 2003


                                           STANDARD
                                           & POOR'S     PAR
                                            RATING     VALUE
                                          (Unaudited)  (000)         VALUE
                                          -----------  ------    ------------

AGENCY MORTGAGE-BACKED SECURITIES--1.0%
Fannie Mae 6%, 12/1/32 ..................     AAA      $1,109    $  1,146,513
GNMA 6.50%, 6/15/28 .....................     AAA          79          83,731
GNMA 6.50%, 11/15/31 ....................     AAA         227         239,279
GNMA 6.50%, 2/15/32 .....................     AAA         261         275,044
GNMA 6.50%, 4/15/32 .....................     AAA         409         431,251
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $2,117,867)                                        2,175,818
-----------------------------------------------------------------------------

AGENCY NON MORTGAGE-BACKED
SECURITIES--4.0%
Fannie Mae 5.25%, 1/15/09 ...............     AAA         500         538,121
Freddie Mac 4.50%, 7/15/13 ..............     AAA       8,000       7,903,592
-----------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $8,291,894)                                        8,441,713
-----------------------------------------------------------------------------

MUNICIPAL BONDS--2.6%

CALIFORNIA--0.1%
Long Beach Pension Obligation Taxable
Unrefunded Balance Revenue 6.87%,
9/1/06 ..................................     AAA         220         244,578

FLORIDA--2.2%
Miami Beach Special Obligation Taxable
Pension Funding Project Revenue 8.60%
9/1/21 ..................................     AAA       3,600       3,976,740

University of Miami Exchangeable Revenue
Taxable Series A 7.65%, 4/1/20(e) .......     AAA         595         650,508
                                                                 ------------
                                                                    4,627,248
                                                                 ------------


                                           STANDARD
                                           & POOR'S     PAR
                                            RATING     VALUE
                                          (Unaudited)  (000)         VALUE
                                          -----------  ------    ------------

NEW YORK--0.3%
New York State Environmental Facilities
Corp. State Service Contract Revenue
6.70%, 3/15/08 ..........................     AAA      $  600    $    673,716
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $5,331,976)                                        5,545,542
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--3.4%
ANRC Auto Owner Trust 01-A, A4 4.32%,
6/16/08 .................................     AAA       1,600       1,632,544

Capital Auto Receivables Asset Trust 02-3,
A3 3.58%, 10/16/06 ......................     AAA       1,000       1,026,250

Capital One Master Trust 01-5, A 5.30%,
6/15/09 .................................     AAA       1,000       1,063,749

Irwin Home Equity 01-2, 2A4 5.68%,
2/25/16 .................................     AAA         299         298,649

Residential Asset Mortgage Products, Inc.
03-RS6, AI3 3.08%, 12/25/28 .............     AAA       1,000         993,423

WFS Financial Owner Trust 03-1, A4
2.74%, 9/20/10 ..........................     AAA       1,000         998,872

Whole Auto Loan Trust 02-1, B 2.91%,
4/15/09 .................................     A           395         398,899

World Omni Auto Receivables Trust 02-A,
A4 4.05%, 7/15/09 .......................     AAA         750         774,155
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $7,115,603)                                        7,186,541
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix-Oakhurst Strategic Allocation Fund


                                           STANDARD
                                           & POOR'S     PAR
                                            RATING     VALUE
                                          (Unaudited)  (000)         VALUE
                                          -----------  ------    ------------

CORPORATE BONDS--10.9%

AGRICULTURAL PRODUCTS--0.3%
Corn Products International, Inc. 8.25%,
7/15/07 .................................     BBB-     $  500    $    547,500

ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Janus Capital Group, Inc. 7.75%, 6/15/09      BBB+        500         556,730

AUTOMOBILE MANUFACTURERS--0.3%
DaimlerChrysler NA Holding Corp. ........
4.75%, 1/15/08 ..........................     BBB         500         511,568

BROADCASTING & CABLE TV--0.5%
Comcast Corp. 5.30%, 1/15/14 ............     BBB         500         498,339

EchoStar DBS Corp. 144A 5.75%,
10/1/08(d) ..............................     BB-         500         508,125
                                                                 ------------
                                                                    1,006,464
                                                                 ------------

CASINOS & GAMING--0.3%
Harrah's Operating Co., Inc. 7.50%,
1/15/09 .................................     BBB-        250         284,748

Mandalay Resort Group 144A 6.375%,
12/15/11(d) .............................     BB+         250         258,125

MGM Mirage, Inc. 9.75%, 6/1/07 ..........     BB-         100         114,500
                                                                 ------------
                                                                      657,373
                                                                 ------------

CONSUMER FINANCE--1.4%
Ford Motor Credit Co. 7.25%, 10/25/11 ...     BBB-        500         542,282

General Electric Capital Corp. Series MTN
2.75%, 9/25/06 ..........................     AAA         750         752,756

General Electric Capital Corp. Series MTNA
6%, 6/15/12 .............................     AAA       1,000       1,084,453

General Motors Acceptance Corp. 6.875%,
8/28/12 .................................     BBB         500         537,913
                                                                 ------------
                                                                    2,917,404
                                                                 ------------

DIVERSIFIED BANKS--0.5%
Bank of America Corp. 5.25%, 12/1/15 ....     A           500         498,742

Rabobank Capital Funding II 144A 5.26%,
12/29/49(d)(e)(h) .......................     AA          600         600,830
                                                                 ------------
                                                                    1,099,572
                                                                 ------------


                                           STANDARD
                                           & POOR'S     PAR
                                            RATING     VALUE
                                          (Unaudited)  (000)         VALUE
                                          -----------  ------    ------------

DIVERSIFIED CHEMICALS--0.2%
Cabot Corp. 144A 5.25%, 9/1/13(d) .......     BBB+     $  500    $    495,748

ELECTRIC UTILITIES--0.2%
Entergy Gulf States, Inc. 144A 5.25%,
8/1/15(d) ...............................     BBB-        500         479,100

ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Mettler Toledo International, Inc. 144A
4.85%, 11/15/10(d) ......................     BBB         500         505,054

ENVIRONMENTAL SERVICES--0.3%
Allied Waste Industries, Inc. 7.875%,
3/15/05 .................................     BB-         500         525,000

GAS UTILITIES--0.4%
AmeriGas Partners/Eagle Finance Corp. ...
Series B 8.875%, 5/20/11 ................     BB-         750         828,750

HEALTH CARE DISTRIBUTORS--0.3%
AmerisourceBergen Corp. 8.125%,
9/1/08 ..................................     BB          565         639,863

HEALTH CARE FACILITIES--0.4%
Manor Care, Inc. 7.50%, 6/15/06 .........     BB-         500         542,500
Tenet Healthcare Corp. 7.375%, 2/1/13 ...     BB-         250         252,500
                                                                 ------------
                                                                      795,000
                                                                 ------------

HOMEBUILDING--0.3%
Lennar Corp. 7.625%, 3/1/09 .............     BBB-        500         576,816

HOUSEHOLD PRODUCTS--0.5%
Kimberly-Clark Corp. 5%, 8/15/13 ........     AA-       1,000       1,022,149

INDUSTRIAL MACHINERY--0.5%
ITW Cupids Financial Trust I 144A 6.55%,
12/31/11(d)(g) ..........................     AA-       1,000       1,083,002

INSURANCE BROKERS--0.1%
Willis Corroon Corp. 9%, 2/1/09 .........     BB+         210         221,550

INTEGRATED OIL & GAS--0.1%
Conoco Funding Co. 5.45%, 10/15/06 ......     A-          250         268,224

INTEGRATED TELECOMMUNICATION SERVICES--0 2%
AT&T Wireless Services, Inc. 7.875%,
3/1/11 ..................................     BBB         125         144,643

Verizon Global Funding Corp. 4.375%,
6/1/13 ..................................     A+          375         354,259
                                                                 ------------
                                                                      498,902
                                                                 ------------

                        See Notes to Financial Statements

Phoenix-Oakhurst Strategic Allocation Fund


                                           STANDARD
                                           & POOR'S     PAR
                                            RATING     VALUE
                                          (Unaudited)  (000)         VALUE
                                          -----------  ------    ------------

INVESTMENT BANKING & BROKERAGE--0.2%
Merrill Lynch & Co., Inc. Series MTNB
3.375%, 9/14/07 .........................     A+       $  500    $    506,459

LIFE & HEALTH INSURANCE--0.2%
Metlife, Inc. 5%, 11/24/13 ..............     A           450         446,825

MULTI-LINE INSURANCE--0.2%
Metropolitan Life Global Funding I 144A
5.20%, 9/18/13(d) .......................     AA          500         502,932

OIL & GAS EXPLORATION & PRODUCTION--0.1%
Chesapeake Energy Corp. 144A 6.875%,
1/15/16(d) ..............................     BB-         250         258,750

OTHER DIVERSIFIED FINANCIAL SERVICES--1.4%
Pemex Project Funding Master Trust
9.125%, 10/13/10 ........................     BBB-        500         593,750

Pemex Project Funding Master Trust
7.375%, 12/15/14 ........................     BBB-        750         800,625

Principal Life Global Funding I 4.40%,
10/1/10 .................................     AA          500         503,355

TIAA Global Markets 144A 3.875%,
1/22/08(d) ..............................     AAA       1,000       1,016,477
                                                                 ------------
                                                                    2,914,207
                                                                 ------------

PACKAGED FOODS & MEATS--0.3%
Campbell Soup Co. 5%, 12/3/12 ...........     A           500         510,429

PAPER PRODUCTS--0.1%
International Paper Co. 5.50%, 1/15/14 ..     BBB         150         150,557

RAILROADS--0.4%
CSX Corp. 5.30%, 2/15/14 ................     BBB         350         351,911
Union Pacific Corp. 6.50%, 4/15/12 ......     BBB         500         555,300
                                                                 ------------
                                                                      907,211
                                                                 ------------

REGIONAL BANKS--0.1%
BB&T Corp. 5.20%, 12/23/15 ..............     A-          250         247,829

REITS--0.1%
HRPT Properties Trust 5.75%, 2/15/14 ....     BBB         250         250,678

SPECIALIZED FINANCE--0.2%
CIT Group, Inc. 4.75%, 12/15/10 .........     A           500         503,130

SPECIALTY STORES--0.1%
Autozone, Inc. 5.50%, 11/15/15 ..........     BBB+        250         248,257


                                           STANDARD
                                           & POOR'S     PAR
                                            RATING     VALUE
                                          (Unaudited)  (000)         VALUE
                                          -----------  ------    ------------

THRIFTS & MORTGAGE FINANCE--0.2%
Sovereign Bank 5.125%, 3/15/13 ..........     BBB-     $  500    $    496,420
-----------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $22,293,758)                                      23,179,453
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--4.9%
Advanta Mortgage Loan Trust 00-2,
A3 7.76%, 5/25/18 .......................     AAA          30          29,684

CS First Boston Mortgage Securities Corp.
97-C2, A3 6.55%, 1/17/35 ................     AAA       2,750       3,041,712

DLJ Commercial Mortgage Corp. 98-CF2,
A1B 6.24%, 11/12/31 .....................     Aaa(c)    3,050       3,370,297

GMAC Commercial Mortgage Securities, Inc.
97-C2, A3 6.566%, 4/15/29 ...............     Aaa(c)      750         821,956

J.P. Morgan Chase Commercial Mortgage
Securities Corp. 01-CIBC, A3 6.26%,
3/15/33 .................................     AAA       2,250       2,481,520

Sasco Net Interest Margin Trust 03-25XS,
A 7.25%, 8/28/33 ........................     A           641         638,639
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $9,512,292)                                       10,383,808
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--6.0%

AUSTRIA--0.6%
Republic of Austria 5.50%, 10/20/07 .....     AAA       1,000(f)    1,358,476

BRAZIL--1.0%
Federative Republic of Brazil 10%,
1/16/07 .................................     B+        1,105       1,243,125

Federative Republic of Brazil 8%,
4/15/14 .................................     B+          924         909,704
                                                                 ------------
                                                                    2,152,829
                                                                 ------------

BULGARIA--0.3%
Republic of Bulgaria 144A 8.25%,
1/15/15(d) ..............................     BB+         415         488,662

Republic of Bulgaria RegS 8.25%,
1/15/15 .................................     BB+          85         100,088
                                                                 ------------
                                                                      588,750
                                                                 ------------

                        See Notes to Financial Statements

Phoenix-Oakhurst Strategic Allocation Fund


                                           STANDARD
                                           & POOR'S     PAR
                                            RATING     VALUE
                                          (Unaudited)  (000)         VALUE
                                          -----------  ------    ------------

CHILE--0.7%
Republic of Chile 7.125%, 1/11/12 .......     A-       $  400    $    456,640
Republic of Chile 5.50%, 1/15/13 ........     A-        1,000       1,028,500
                                                                 ------------
                                                                    1,485,140
                                                                 ------------

COLOMBIA--0.1%
Republic of Colombia 10%, 1/23/12 .......     BB          250         275,000

COSTA RICA--0.7%
Republic of Costa Rica 144A 9.335%,
5/15/09(d) ..............................     BB        1,190       1,407,175

LITHUANIA--0.2%
Republic of Lithuania 4.50%, 3/5/13 .....     BBB+        350(f)      433,968

MEXICO--0.7%
United Mexican States 5.875%, 1/15/14 ...     BBB-      1,000         987,500
United Mexican States 8.125%, 12/30/19 ..     BBB-        375         419,063
                                                                 ------------
                                                                    1,406,563
                                                                 ------------

PANAMA--0.5%
Republic of Panama 8.25%, 4/22/08 .......     BB          500         552,500
Republic of Panama 9.375%, 4/1/29 .......     BB          500         565,000
                                                                 ------------
                                                                    1,117,500
                                                                 ------------

PERU--0.1%
Republic of Peru 8.75%, 11/21/33 ........     BB-         250         251,250

PHILIPPINES--0.1%
Republic of the Philippines 8.875%,
4/15/08 .................................     BB          250         270,625

RUSSIA--0.5%
Russian Federation RegS 5%, 3/31/30(e) ..     BB        1,000         963,750

SOUTH AFRICA--0.5%
Republic of South Africa 7.375%,
4/25/12 .................................     BBB       1,000       1,122,500
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $11,634,870)                                      12,833,526
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--3.4%

AUSTRALIA--0.2%
St. George Bank Ltd. 144A 5.30%,
10/15/15(d) .............................     A-          500         500,392

BRAZIL--0.3%
Petrobras International Finance Co. 8.375%,
12/10/18 ................................     Ba(c)       500         516,250

CANADA--0.2%
Thomson Corp. (The) 5.25%, 8/15/13 ......     A-          500         511,986


                                           STANDARD
                                           & POOR'S     PAR
                                            RATING     VALUE
                                          (Unaudited)  (000)         VALUE
                                          -----------  ------    ------------

GERMANY--0.3%
Deutsche Telekom International Finance BV
8.50%, 6/15/10(e) .......................     BBB+     $  500    $    604,558

GREECE--0.1%
Coca-Cola HBC Finance BV 144A 5.125%,
9/17/13(d) ..............................     A           250         250,644

HONG KONG--0.5%
Hutchison Whampoa International Ltd. ....
144A 6.25%, 1/24/14(d) ..................     A-        1,000       1,015,382

ITALY--0.4%
Telecom Italia Capital SA 144A 4%,
11/15/08(d) .............................     BBB+        750         754,747

SOUTH KOREA--0.7%
Korea Development Bank 5.50%,
11/13/12 ................................     A-        1,500       1,562,184

SWEDEN--0.2%
Nordea Bank Sweden AB 144A 5.25%,
11/30/12(d) .............................     A           500         509,625

UNITED KINGDOM--0.1%
HBOS plc 144A 5.375%, 11/29/49(d)(e) ....     A           250         249,235

UNITED STATES--0.2%
Petropower I Funding Trust 144A 7.36%,
2/15/14(d) ..............................     BBB         377         360,907

VENEZUELA--0.2%
Corp Andina de Fomento CAF 5.20%,
5/21/13 .................................     A           500         497,661
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $7,172,267)                                        7,333,571
-----------------------------------------------------------------------------



                                                       SHARES
                                                       ------

COMMON STOCKS--58.1%

ADVERTISING--0.6%
Harte-Hanks, Inc. ................................     60,800       1,322,400

AEROSPACE & DEFENSE--1.0%
United Technologies Corp. ........................     23,500       2,227,095

AIR FREIGHT & COURIERS--1.4%
FedEx Corp. ......................................     14,400         972,000
Ryder System, Inc. ...............................     61,500       2,100,225
                                                                 ------------
                                                                    3,072,225
                                                                 ------------

                        See Notes to Financial Statements

Phoenix-Oakhurst Strategic Allocation Fund

                                                       SHARES       VALUE
                                                       ------    ------------


ASSET MANAGEMENT & CUSTODY BANKS--1.3%
Franklin Resources, Inc. .........................     37,700    $  1,962,662
Mellon Financial Corp. ...........................     22,600         725,686
                                                                 ------------
                                                                    2,688,348
                                                                 ------------

CASINOS & GAMING--1.1%
Alliance Gaming Corp.(b) .........................     16,200         399,330
Mandalay Resort Group ............................     42,400       1,896,128
                                                                 ------------
                                                                    2,295,458
                                                                 ------------

COMMUNICATIONS EQUIPMENT--2.1%
Cisco Systems, Inc.(b) ...........................    124,800       3,031,392
Emulex Corp.(b) ..................................     54,300       1,448,724
                                                                 ------------
                                                                    4,480,116
                                                                 ------------

COMPUTER HARDWARE--1.2%
International Business Machines Corp. ............     26,600       2,465,288

COMPUTER STORAGE & PERIPHERALS--0.4%
EMC Corp.(b) .....................................     72,400         935,408

DATA PROCESSING & OUTSOURCED SERVICES--0.9%
Computer Sciences Corp.(b) .......................     45,400       2,008,042

DIVERSIFIED BANKS--4.7%
Bank of America Corp. ............................     58,900       4,737,327
FleetBoston Financial Corp. ......................     15,800         689,670
U.S. Bancorp .....................................     45,700       1,360,946
Wells Fargo & Co. ................................     53,800       3,168,282
                                                                 ------------
                                                                    9,956,225
                                                                 ------------

DIVERSIFIED CAPITAL MARKETS--1.3%
J.P. Morgan Chase & Co. ..........................     75,500       2,773,115

DIVERSIFIED CHEMICALS--0.2%
Engelhard Corp. ..................................     17,400         521,130

DIVERSIFIED COMMERCIAL SERVICES--0.7%
ARAMARK Corp. Class B ............................     33,500         918,570
Cendant Corp.(b) .................................     21,200         472,124
                                                                 ------------
                                                                    1,390,694
                                                                 ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--2.2%
AVX Corp. ........................................     62,300       1,035,426
Mettler-Toledo International, Inc.(b) ............      9,700         409,437
Vishay Intertechnology, Inc.(b) ..................     61,900       1,417,510
Waters Corp.(b) ..................................     53,500       1,774,060
                                                                 ------------
                                                                    4,636,433
                                                                 ------------


                                                       SHARES       VALUE
                                                       ------    ------------

FOOTWEAR--0.7%
Reebok International Ltd. ........................     35,300    $  1,387,996

HEALTH CARE DISTRIBUTORS--1.8%
Omnicare, Inc. ...................................     66,600       2,689,974
Schein (Henry), Inc.(b) ..........................     17,300       1,169,134
                                                                 ------------
                                                                    3,859,108
                                                                 ------------

HEALTH CARE EQUIPMENT--1.0%
Boston Scientific Corp.(b) .......................     58,900       2,165,164

HEALTH CARE SERVICES--0.4%
Caremark Rx, Inc.(b) .............................     34,900         884,017

HEALTH CARE SUPPLIES--1.2%
Fisher Scientific International, Inc.(b) .........     61,500       2,544,255

HOUSEHOLD PRODUCTS--1.6%
Dial Corp. (The) .................................     56,600       1,611,402
Procter & Gamble Co. (The) .......................     18,900       1,887,732
                                                                 ------------
                                                                    3,499,134
                                                                 ------------

HOUSEWARES & SPECIALTIES--0.6%
Fortune Brands, Inc. .............................     17,400       1,243,926

INDUSTRIAL CONGLOMERATES--2.0%
General Electric Co. .............................    140,100       4,340,298

INDUSTRIAL MACHINERY--0.4%
Pall Corp. .......................................     32,200         863,926

INTEGRATED OIL & GAS--1.3%
Exxon Mobil Corp. ................................     70,100       2,874,100

INTEGRATED TELECOMMUNICATION SERVICES--1.1%
SBC Communications, Inc. .........................     42,200       1,100,154
Verizon Communications, Inc. .....................     36,100       1,266,388
                                                                 ------------
                                                                    2,366,542
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--3.0%
E*TRADE Financial Corp.(b) .......................     92,400       1,168,860
Merrill Lynch & Co., Inc. ........................     28,000       1,642,200
Morgan Stanley ...................................     61,400       3,553,218
                                                                 ------------
                                                                    6,364,278
                                                                 ------------

LEISURE PRODUCTS--0.7%
Marvel Enterprises, Inc.(b) ......................     52,000       1,513,720

LIFE & HEALTH INSURANCE--0.8%
MetLife, Inc. ....................................     51,000       1,717,170


                        See Notes to Financial Statements

Phoenix-Oakhurst Strategic Allocation Fund

                                                       SHARES       VALUE
                                                       ------    ------------

METAL & GLASS CONTAINERS--0.6%
Ball Corp. .......................................     22,400    $  1,334,368

MOVIES & ENTERTAINMENT--1.5%
Time Warner, Inc.(b) .............................    121,600       2,187,584
Viacom, Inc. Class B .............................     23,800       1,056,244
                                                                 ------------
                                                                    3,243,828
                                                                 ------------

MULTI-LINE INSURANCE--1.1%
American International Group, Inc. ...............     33,800       2,240,264

OIL & GAS DRILLING--0.5%
Patterson-UTI Energy, Inc.(b) ....................     22,000         724,240
Transocean, Inc.(b) ..............................     10,900         261,709
                                                                 ------------
                                                                      985,949
                                                                 ------------

OIL & GAS EQUIPMENT & SERVICES--1.1%
Baker Hughes, Inc. ...............................     15,400         495,264
BJ Services Co.(b) ...............................     17,500         628,250
Schlumberger Ltd. ................................     20,600       1,127,232
                                                                 ------------
                                                                    2,250,746
                                                                 ------------

OIL & GAS EXPLORATION & PRODUCTION--1.0%
Anadarko Petroleum Corp. .........................     41,200       2,101,612

OTHER DIVERSIFIED FINANCIAL SERVICES--2.1%
Citigroup, Inc. ..................................     92,700       4,499,658

PACKAGED FOODS & MEATS--1.1%
Dean Foods Co.(b) ................................     34,600       1,137,302
Kellogg Co. ......................................     34,500       1,313,760
                                                                 ------------
                                                                    2,451,062
                                                                 ------------

PHARMACEUTICALS--4.0%
Bristol-Myers Squibb Co. .........................     95,500       2,731,300
Johnson & Johnson ................................     39,100       2,019,906
Pfizer, Inc. .....................................    104,700       3,699,051
                                                                 ------------
                                                                    8,450,257
                                                                 ------------

PUBLISHING & PRINTING--1.7%
Belo Corp. Class A ...............................     35,900       1,017,406
Knight-Ridder, Inc. ..............................     17,100       1,323,027
Tribune Co. ......................................     25,800       1,331,280
                                                                 ------------
                                                                    3,671,713
                                                                 ------------


                                                       SHARES       VALUE
                                                       ------    ------------

SEMICONDUCTOR EQUIPMENT--1.0%
Applied Materials, Inc.(b) .......................     66,200    $  1,486,190
Teradyne, Inc.(b) ................................     23,600         600,620
                                                                 ------------
                                                                    2,086,810
                                                                 ------------
SEMICONDUCTORS--0.9%
Intel Corp. ......................................     62,600       2,015,720

SOFT DRINKS--1.2%
PepsiCo, Inc. ....................................     52,700       2,456,874

SPECIALIZED FINANCE--0.9%
CIT Group, Inc. ..................................     53,800       1,934,110

SYSTEMS SOFTWARE--3.1%
Microsoft Corp. ..................................    164,200       4,522,068
Oracle Corp.(b) ..................................    154,900       2,044,680
                                                                 ------------
                                                                    6,566,748
                                                                 ------------
TECHNOLOGY DISTRIBUTORS--0.3%
Avnet, Inc.(b) ...................................     34,100         738,606

TRUCKING--0.3%
Swift Transportation Co., Inc.(b) ................     31,900         670,538
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $98,568,243)                                     124,094,474
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS--1.5%

PHARMACEUTICALS--0.8%
Teva Pharmaceutical Industries Ltd. ADR
(Israel) .........................................     29,800       1,689,958

PROPERTY & CASUALTY INSURANCE--0.7%
ACE Ltd. (Bermuda) ...............................     38,100       1,578,102
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,058,641)                                        3,268,060
-----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--0.4%
SPDR Trust Series I ..............................      8,600         957,008

-----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $1,126,848)                                          957,008
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.2%
(IDENTIFIED COST $176,224,259)                                    205,399,514
-----------------------------------------------------------------------------


                        See Notes to Financial Statements

Phoenix-Oakhurst Strategic Allocation Fund


                                           STANDARD
                                           & POOR'S     PAR
                                            RATING     VALUE
                                          (Unaudited)  (000)         VALUE
                                          -----------  ------    ------------

SHORT-TERM OBLIGATIONS--3.5%

FEDERAL AGENCY SECURITIES--2.8%
FHLB Discount Note 0.75%, 1/7/04 ........              $3,505    $  3,504,562
Freddie Mac 1.01%, 1/15/04 ..............               2,500       2,499,018
                                                                 ------------
                                                                    6,003,580
                                                                 ------------

COMMERCIAL PAPER--0.7%
Deluxe Corp. 1.06%, 1/23/04 .............     A-1       1,565       1,563,986
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $7,567,566)                                        7,567,566
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $183,791,825)                                    212,967,080(a)

Other assets and liabilities, net--0.3%                               629,921
                                                                 ------------
NET ASSETS--100.0%                                               $213,597,001
                                                                 ============



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $31,530,712 and gross depreciation of $2,551,920 for federal income tax purposes. At December 31, 2003, the aggregate cost of securities for federal income tax purposes was $183,988,288.
(b) Non-income producing.
(c) As rated by Moody's or Fitch.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, these securities amounted to a value of $11,244,912, or 5.3% of net assets.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(f) Par value represents Euro.
(g) Illiquid. At December 31, 2003, this security amounted to a value of $1,083,002 or 0.5% of net assets. For acquisition information, see Notes to Financial Statements.
(h) Callable. The maturity date shown is the call date.

                        See Notes to Financial Statements

Phoenix-Oakhurst Strategic Allocation Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003


ASSETS
Investment securities at value,
   (Identified cost $183,791,825)                                 $212,967,080
Cash                                                                     3,124
Receivables
   Interest and dividends                                            1,086,968
   Fund shares sold                                                     16,371
Prepaid expenses                                                         3,140
                                                                  ------------
     Total assets                                                  214,076,683
                                                                  ------------
LIABILITIES
Payables
   Fund shares repurchased                                             157,068
   Investment advisory fee                                             116,463
   Transfer agent fee                                                   68,775
   Distribution and service fees                                        48,062
   Professional fee                                                     34,021
   Financial agent fee                                                  14,039
   Trustees' fee                                                         7,470
   Payable to adviser                                                      555
Accrued expenses                                                        33,229
                                                                  ------------
     Total liabilities                                                 479,682
                                                                  ------------
NET ASSETS                                                        $213,597,001
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest$                  191,250,253
Undistributed net investment income                                    182,738
Accumulated net realized loss                                       (7,013,349)
Net unrealized appreciation                                         29,177,359
                                                                  ------------
NET ASSETS                                                        $213,597,001
                                                                  ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $208,389,321)                13,789,611
Net asset value per share                                               $15.11
Offering price per share $15.11/(1-5.75%)                               $16.03

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $5,207,680)                     349,907
Net asset value and offering price per share                            $14.88


                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003


INVESTMENT INCOME
Interest                                                           $ 4,738,974
Dividends                                                            1,852,485
Security lending                                                           894
Foreign taxes withheld                                                    (411)
                                                                   -----------
     Total investment income                                         6,591,942
                                                                   -----------
EXPENSES
Investment advisory fee                                              1,316,640
Service fees, Class A                                                  492,185
Distribution and service fees, Class B                                  56,862
Financial agent fee                                                    164,304
Transfer agent                                                         352,994
Custodian                                                               42,854
Professional                                                            38,464
Printing                                                                38,043
Registration                                                            34,123
Trustees                                                                32,040
Miscellaneous                                                           32,085
                                                                   -----------
     Total expenses                                                  2,600,594
     Custodian fees paid indirectly                                       (266)
                                                                   -----------
     Net expenses                                                    2,600,328
                                                                   -----------
NET INVESTMENT INCOME                                                3,991,614
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                      5,046,568
Net realized loss on foreign currency transactions                     (52,107)
Net change in unrealized appreciation (depreciation) on
   investments                                                      26,925,480
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions                    2,105
                                                                   -----------
NET GAIN ON INVESTMENTS                                             31,922,046
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $35,913,660
                                                                   ===========


                        See Notes to Financial Statements

Phoenix-Oakhurst Strategic Allocation Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                  Year Ended        Year Ended
                                                                                   12/31/03          12/31/02
                                                                                 ------------      ------------
FROM OPERATIONS
   Net investment income (loss)                                                  $  3,991,614      $  4,813,795
   Net realized gain (loss)                                                         4,994,461        (7,531,015)
   Net change in unrealized appreciation (depreciation)                            26,927,585       (26,007,357)
                                                                                 ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 35,913,660       (28,724,577)
                                                                                 ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                  (3,921,881)       (5,005,395)
   Net investment income, Class B                                                     (65,967)         (126,246)
                                                                                 ------------      ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                       (3,987,848)       (5,131,641)
                                                                                 ------------      ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (393,376 and 328,144 shares, respectively)         5,394,900         4,552,779
   Net asset value of shares issued from reinvestment of distributions
     (227,277 and 312,817 shares, respectively)                                     3,283,652         4,192,129
   Cost of shares repurchased (1,660,701 and 1,979,487 shares, respectively)      (22,888,677)      (26,977,195)
                                                                                 ------------      ------------
Total                                                                             (14,210,125)      (18,232,287)
                                                                                 ------------      ------------
CLASS B
   Proceeds from sales of shares (68,406 and 80,456 shares, respectively)             922,198         1,102,606
   Net asset value of shares issued from reinvestment of distributions
     (4,395 and 8,933 shares, respectively)                                            62,238           118,080
   Cost of shares repurchased (251,151 and 183,577 shares, respectively)           (3,351,316)       (2,442,815)
                                                                                 ------------      ------------
Total                                                                              (2,366,880)       (1,222,129)
                                                                                 ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                      (16,577,005)      (19,454,416)
                                                                                 ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                           15,348,807       (53,310,634)

NET ASSETS
   Beginning of period                                                            198,248,194       251,558,828
                                                                                 ------------      ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $182,738 AND $201,624, RESPECTIVELY]                                     $213,597,001      $198,248,194
                                                                                 ============      ============


                        See Notes to Financial Statements

Phoenix-Oakhurst Strategic Allocation Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                               CLASS A
                                                     --------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31
                                                     --------------------------------------------------------------
                                                        2003         2002       2001(5)       2000        1999
Net asset value, beginning of period                   $12.92       $14.99      $15.11       $17.56      $17.03
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                          0.27(4)      0.30(4)     0.32(4)      0.40        0.32
   Net realized and unrealized gain (loss)               2.20        (2.04)      (0.09)       (0.52)       1.51
                                                       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                    2.47        (1.74)       0.23        (0.12)       1.83
                                                       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.28)       (0.33)      (0.35)       (0.35)      (0.35)
   Distributions from net realized gains                   --           --          --        (1.98)      (0.95)
                                                       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                (0.28)       (0.33)      (0.35)       (2.33)      (1.30)
                                                       ------       ------      ------       ------      ------
Change in net asset value                                2.19        (2.07)      (0.12)       (2.45)       0.53
                                                       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                         $15.11       $12.92      $14.99       $15.11      $17.56
                                                       ======       ======      ======       ======      ======
Total return(1)                                         19.23%      (11.67)%      1.52%       (0.41)%     10.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $208,389     $191,529    $242,370     $263,509    $307,130
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    1.26%(2)     1.24 %(2)   1.27%(2)     1.22 %(2)   1.20%(3)
   Net investment income                                 1.99%        2.20 %      2.14%        2.22 %      1.75%
Portfolio turnover                                         87%          80 %        44%          61 %        69%



                                                                               CLASS B
                                                     --------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31
                                                     --------------------------------------------------------------
                                                        2003         2002       2001(5)       2000        1999
Net asset value, beginning of period                   $12.72       $14.76      $14.88       $17.36      $16.87
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                          0.17(4)      0.20(4)     0.20(4)      0.26        0.18
   Net realized and unrealized gain (loss)               2.16        (2.02)      (0.08)       (0.51)       1.50
                                                       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                    2.33        (1.82)       0.12        (0.25)       1.68
                                                       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.17)       (0.22)      (0.24)       (0.25)      (0.24)
   Distributions from net realized gains                   --           --          --        (1.98)      (0.95)
                                                       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                (0.17)       (0.22)      (0.24)       (2.23)      (1.19)
                                                       ------       ------      ------       ------      ------
Change in net asset value                                2.16        (2.04)      (0.12)       (2.48)       0.49
                                                       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                         $14.88       $12.72      $14.76       $14.88      $17.36
                                                       ======       ======      ======       ======      ======
Total return(1)                                         18.38%      (12.36)%      0.78%       (1.21)%     10.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $5,208       $6,720      $9,188       $9,894     $12,114
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    2.01%(2)     1.99 %(2)   2.02%(2)     1.97 %(2)   1.95%(3)
   Net investment income                                 1.26%        1.45 %      1.39%        1.48 %      1.01%
Portfolio turnover                                         87%          80 %        44%          61 %        69%

(1) Maximum sales charges are not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) For the year ended December 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratios would be 1.19% and 1.94% for Class A and Class B, respectively.
(4) Computed using average shares outstanding.
(5) As required, effective January 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended December 31, 2001, was to decrease net investment income per share by $0.01 for class B, increase net realized and unrealized gains and losses per share by $0.01 for class B, and decrease the ratio of net investment income to average net assets from 2.16% to 2.14% and from 1.41% to 1.39% for class A and class B, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003


1. ORGANIZATION

   Phoenix-Oakhurst Strategic Allocation Fund (the "Fund") is organized as a Delaware business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is diversified and has an investment objective to achieve the highest total return consistent with reasonable risk.

   The Fund offers Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.


2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.


A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. As required, some investments are valued at fair value as determined in good faith by or under the direction of the Trustees.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains or losses are determined on the identified cost basis.


C. INCOME TAXES:

   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.


E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.


F. SECURITY LENDING:

   The Fund loans securities to qualified brokers through an agreement with State Street Bank and Trust Co. (the "Custodian"). Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in short-term money market funds. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by the Custodian for its services in

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 (CONTINUED)

connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.


G. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

   The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.


H. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries at risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.


3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Fund, the Adviser, Phoenix Investment Counsel, Inc., an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.65% of the average daily net assets of the Fund up to $1 billion, 0.60% between $1 billion and $2 billion, and 0.55% in excess of $2 billion.

   As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $11,237 for Class A shares and deferred sales charges of $6,523 for Class B shares for the period ended December 31, 2003. In addition to these amounts, $4,627 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions. In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares applied to the average daily net assets of each respective class. PEPCO has advised the Fund of the following information: $90,960 was retained by the Distributor, $433,607 was paid to unaffiliated participants and $24,480 was paid to W.S. Griffith Securities, Inc.

As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO) plus (2) the documented cost to PEPCO to provide tax services and oversight of the subagent's performance. For the period ended December 31, 2003, the Trust paid PEPCO $164,304. Effective January 1, 2003, the fee schedule of PFPC Inc., ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix-affiliated funds serviced by PFPC Inc. Prior to that date, the fee schedule ranged from 0.085% to 0.0125%. Certain minimum fees may apply.

PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended December 31, 2003, transfer agent fees were $352,994 as reported in the Statement of Operations of which PEPCO retained $138,661.

   For the period ended December 31, 2003, the Fund paid PXP Securities Corp., a wholly-owned subsidiary of PNX, brokerage commissions of $49,168 in connection with portfolio transactions effected on behalf of it.

   At December 31, 2003, PNX and its affiliates held 3,048 Class A shares of the Fund with a value of $46,055.


4. PURCHASES AND SALES OF SECURITIES

   During the year ended December 31, 2003, purchases and sales of investments, excluding short-term securities and U.S. Government and agency securities, amounted to $154,451,125 and $164,758,892, respectively. Purchases and sales of long-term U.S. Government and agency securities amounted to $13,746,595 and $9,004,539, respectively.


5. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effect on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

   The Fund may invest a high percentage of its assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.


6. RESTRICTED SECURITIES

   At December 31, 2003, the Fund held the following restricted securities:

                                       Acquisition Date    Acquisition Amount
                                       ----------------    ------------------
   ITW Cupids Financial Trust I
     144A 6.55%, 12/31/11
     Par 1,000,000 .................        4/18/02             $998,490

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 (CONTINUED)

   The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.


7. FEDERAL INCOME TAX INFORMATION

   The Fund has capital loss carryovers of $1,934,620 expiring in 2009 and $4,908,077 expiring in 2010 which may be used to offset future capital gains. The Fund may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.

   For the period ended December 31, 2003, the Fund utilized losses of $2,167,513 deferred in the prior year against current year capital gains.

   Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended December 31, 2003, the Fund deferred post-October capital losses of $0 and recognized post-October capital losses of $2,524,204.

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the schedule of investments) consist of undistributed ordinary income of $182,738 and undistributed long-term capital gains of $0.

   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.


8. RECLASSIFICATION OF CAPITAL ACCOUNTS

   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Fund. As of December 31, 2003, the Fund decreased capital paid in on shares of beneficial interest by $0, decreased undistributed net investment income by $22,652 and increased accumulated net realized gain by $22,652.


9. SUBSEQUENT EVENT

   Effective March 16, 2004, the Fund will begin to offer Class C shares in addition to the Class A and Class B shares currently offered. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.


10. PROXY VOTING PROCEDURES

   The advisers and subadvisers to each of the Phoenix-affiliated Funds vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Boards of Trustees of the Fund. You may obtain a description of these procedures, free of charge, by calling toll-free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------

                       TAX INFORMATION NOTICE (UNAUDITED)

   For the fiscal year ended December 31, 2003, for federal income tax purposes, 45.3% of the ordinary income dividends paid by the Fund qualify for the dividends received deduction for corporate shareholders.

   Effective for the calendar year 2003 qualified dividends will be taxed at a lower rate for individual shareholders. 45.8% of the ordinary income dividends distributed by the Fund and applicable to qualifying dividends received after January 1, 2003, will qualify for the lower tax rate. The Fund plans to designate the maximum amount allowable under the Jobs and Growth Tax Relief Reconciliation Act. The actual percentage for the calendar year will be designated in the year-end tax statements.

--------------------------------------------------------------------------------

                         REPORT OF INDEPENDENT AUDITORS

[LOGO OMITTED]
PRICEWATERHOUSECOOPERS
To the Board of Trustees and Shareholders of Phoenix-Oakhurst Strategic Allocation Fund



     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix-Oakhurst Strategic Allocation Fund (hereafter referred to as the "Fund") at December 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.





/s/ PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
February 13, 2004

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                              INDEPENDENT TRUSTEES


                                                   NUMBER OF
                                                 PORTFOLIOS IN
                                                 FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS             LENGTH OF         OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH          TIME SERVED          TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway            Served since            34             Chairman, Rittenhouse Advisors, LLC (consulting firm) since
  Rittenhouse Advisors, LLC   1993.                                  2001. Trustee/Director, Realty Foundation of New York
  101 Park Avenue                                                    (1972-present), Pace University (1978-present), New York
  New York, NY 10178                                                 Housing Partnership Development Corp. (Chairman)
  DOB: 8/2/29                                                        (1981-present), Greater New York Councils, Boy Scouts of
                                                                     America (1985-present), The Academy of Political Science (Vice
                                                                     Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                                     (1989-present), The Harlem Youth Development Foundation
                                                                     (1998-2002). Chairman, Metropolitan Transportation Authority
                                                                     (1992-2001). Director, Trism, Inc. (1994-2001), Consolidated
                                                                     Edison Company of New York, Inc. (1970-2002), Atlantic Mutual
                                                                     Insurance Company (1974-2002), Centennial Insurance Company
                                                                     (1974-2002), Josiah Macy, Jr., Foundation (1975-present), Union
                                                                     Pacific Corp. (1978-2002), BlackRock Freddie Mac Mortgage
                                                                     Securities Fund (Advisory Director) (1990-2000), Accuhealth
                                                                     (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne         Served since            34             Currently retired.
  The Flat, Elmore Court      1993.
  Elmore, GL05, GL2 3NT
  U.K.
  DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries         Served since            27             Director, The Empire District Electric Company (1984-present).
  8477 Bay Colony Dr. #902    1995.                                  Director (1989- 1997), Chairman of the Board (1993-1997),
  Naples, FL 34108                                                   Phoenix Investment Partners, Ltd.
  DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr.            Served since            24             Partner, Stonington Partners, Inc. (private equity fund) since
  Stonington Partners, Inc.   1986.                                  2001. Chairman (1995 to 2000) and Chief Executive Officer
  736 Market Street,                                                 (1995-1998), Carson Products Company (cosmetics).
  Ste. 1430                                                          Director/Trustee, Evergreen Funds (six portfolios).
  Chattanooga, TN 37402
  DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara       Served since            34             Managing Director, U.S. Trust Company of New York (private
  U.S. Trust Company of       2001.                                  bank) (1982-present).
  New York
  11 West 54th Street
  New York, NY 10019
  DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES


                                                   NUMBER OF
                                                 PORTFOLIOS IN
                                                 FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS             LENGTH OF         OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH          TIME SERVED          TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris           Served since            34             Currently retired. Vice President, W.H. Reaves and Company
  164 Laird Road              1995.                                  (investment management)
  Colts Neck, NJ 07722
  DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson         Served since            24             Managing Director, Northway Management Company (1998-present).
  Northway Management         1993.                                  Managing Director, Mullin Associates (1993-1998).
  Company
  164 Mason Street
  Greenwich, CT 06830
  DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr.      Served since            24             Director, UST, Inc. (1995-present), HPSC Inc. (1995-present),
  200 Duke Street             1995.                                  Compuware (1996-present) and WWF, Inc. (2000-present).
  Alexandria, VA 22314                                               President, The Trust for America's Health (non-profit)
  DOB: 5/16/31                                                       (2001-present). Director, Duty Free International, Inc.
                                                                     (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.






                                                   NUMBER OF
                                                 PORTFOLIOS IN
      NAME, ADDRESS,                              FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH             LENGTH OF         OVERSEEN BY                          DURING PAST 5 YEARS AND
  AND POSITION(S) WITH TRUST   TIME SERVED          TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  *Marilyn E. LaMarche        Served since            27             Limited Managing Director, Lazard Freres & Co. LLC
   Lazard Freres & Co. LLC    2002.                                  (1983-present). Director, The Phoenix Companies, Inc.
   30 Rockefeller Plaza,                                             (2001-present) and Phoenix Life Insurance Company
   59th Floor                                                        (1989-present).
   New York, NY 10020
   DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
 **Philip R. McLoughlin       Served since            78             Consultant, Phoenix Investment Partners Ltd. (2002-present).
   DOB: 10/23/46              1989.                                  Director, PXRE Corporation (Delaware) (1985-present), World
                                                                     Trust Fund (1991-present). Chairman (1997-2002), Director
   Chairman and President                                            (1995-2002), Vice Chairman (1995-1997) and Chief Executive
                                                                     Officer (1995-2002), Phoenix Investment Partners, Ltd. Director
                                                                     and Executive Vice President, The Phoenix Companies, Inc.
                                                                     (2000-2002). Director (1994-2002) and Executive Vice President,
                                                                     Investments (1987-2002), Phoenix Life Insurance Company.
                                                                     Director (1983-2002) and Chairman (1995-2002), Phoenix
                                                                     Investment Counsel, Inc. Director (1982-2002) and President
                                                                     (1990-2000), Phoenix Equity Planning Corporation. Chairman and
                                                                     President, Phoenix/Zweig Advisers LLC (1999-2002). Director
                                                                     (2001-2002) and President (April 2002-September 2002), Phoenix
                                                                     Investment Management Company. Director and Executive Vice
                                                                     President, Phoenix Life and Annuity Company (1996-2002).
                                                                     Director (1995-2000) and Executive Vice President (1994-2002),
                                                                     PHL Variable Insurance Company. Director, Phoenix National
                                                                     Trust Holding Company (2001-2002). Director (1985-2002) and
                                                                     Vice President (1986-2002), PM Holdings, Inc. Director, W.S.
                                                                     Griffith Associates, Inc. (1995-2002). Director (1992-2002) and
                                                                     President (1993-1994), W.S. Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
***James M. Oates             Served since            29             Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital
   Hudson Castle Group, Inc.  1987.                                  Markets Inc.) (financial services) (1997-present). Managing
   c/o Northeast Investment                                          Director, Wydown Group (consulting firm) (1994-present).
   Management, Inc.                                                  Director, Investors Financial Service Corporation
   50 Congress Street                                                (1995-present), Investors Bank & Trust Corporation
   Suite 1000                                                        (1995-present), Plymouth Rubber Co. (1995-present), Stifel
   Boston, MA 02109                                                  Financial (1996-present), Connecticut River Bancorp
   DOB: 5/31/46                                                      (1998-present), Connecticut River Bank (1998-present), 1Mind,
                                                                     Inc. (1999-present) and 1Mind.com (2000-present). Director and
                                                                     Treasurer, Endowment for Health, Inc. (2000-present). Chairman,
                                                                     Emerson Investment Management, Inc. (2000-present). Member,
                                                                     Chief Executives Organization (1996-present). Vice Chairman,
                                                                     Massachusetts Housing Partnership (1998-1999). Director, Blue
                                                                     Cross and Blue Shield of New Hampshire (1994-1999), AIB Govett
                                                                     Funds (1991-2000) and Command Systems, Inc. (1998-2000).
                                                                     Director, Phoenix Investment Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------

*    Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
**   Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with
     Phoenix Investment Partners, Ltd. and its affiliates.
***  Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Castle Group,
     Inc. and Phoenix and certain of its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES


                             POSITION(S) HELD WITH                                   PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS           TRUST AND LENGTH OF                                      DURING PAST 5 YEARS
    AND DATE OF BIRTH             TIME SERVED                                AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  William R. Moyer            Executive Vice President         Senior Vice President (1995-1999), Chief Financial Officer
  DOB: 8/16/44                since 1991.                      (1995-present), and Executive Vice President (1999-present), Phoenix
                                                               Investment Partners, Ltd. Director (1998-present), Executive Vice
                                                               President, Chief Financial Officer and Treasurer (2000-present),
                                                               Senior Vice President and Chief Financial Officer (1996-2000),
                                                               Phoenix Equity Planning Corporation. Director (1998-present), Senior
                                                               Vice President, Chief Financial Officer and Treasurer (1996-present),
                                                               Phoenix Investment Counsel, Inc. Director (2000-present), Treasurer
                                                               (1996-present), Senior Vice President (2000-2002), Executive Vice
                                                               President (2000-present). Duff & Phelps Investment Management Co.
                                                               Executive Vice President, Phoenix Fund Complex (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
  John F. Sharry              Executive Vice President         Executive Vice President (1998-present), Phoenix Investment Partners,
  DOB: 3/28/52                since 1998.                      Ltd. President, Phoenix Equity Planning Corporation (2000-present).
                                                               Executive Vice President, Phoenix Fund Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss            Treasurer since                  Vice President, Fund Accounting (1994-2000), Treasurer (1996-2000),
  DOB: 11/24/52               1994.                            Assistant Treasurer (2001-present), Phoenix Equity Planning
                                                               Corporation. Treasurer, Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
  Richard J. Wirth            Secretary since 2002; Chief      Vice President and Insurance and Investment Products Counsel
  One American Row            Legal Officer since 2003.        (2002-present), Counsel (1993-2002), Phoenix Life Insurance Company.
  Hartford, CT 06102                                           Director (2003-present), President (2003-present), Assistant
  DOB: 11/14/58                                                Secretary (2002-present), Phoenix Variable Advisors, Inc. Secretary
                                                               (2002-present), Chief Legal Officer (2003-present), Phoenix Fund
                                                               Complex.
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND

101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, Chairman and President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Chief Legal Officer and Secretary


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, Massachusetts 02206-5501

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                                             1-800-243-1574
Advisor Consulting Group                                         1-800-243-4361
Text Telephone                                                   1-800-243-1926
Web site                                                 PHOENIXINVESTMENTS.COM

                 (This page has been left blank intentionally.)

                                                               ---------------
                                                                  PRESORTED
                                                                  STANDARD
                                                                    U.S.
                                                                    POSTAGE
                                                                    PAID
                                                               Louisville, KY
                                                               Permit No. 1051
                                                               ---------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480



[LOGO OMITTED]
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.



For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.


PXP 454 (2/04)


ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Board of Trustees of the Fund has determined that E. Virgil Conway and Everett L. Morris possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert". Mr. Conway and Mr. Morris are "independent" trustees pursuant to paragraph (a) (2) of Item 3 to form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $29,020 for 2002 and $29,020 for 2003.

     AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
         (a) of this Item are $0 for 2002 and $0 for 2003.

     TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $5,450 for 2002 and $5,400 for 2003.

         "Tax Fees" are those primarily associated with review of the Fund's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Fund's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Fund, periodic discussion with management on tax issues affecting the Fund, and reviewing and signing the Fund's federal income and excise tax returns.

     ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2002 and $0 for 2003.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            The Phoenix Oakhurst Strategic Allocation Fund (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval"). The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable.

                           (c) 100%

                           (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $248,000 for 2002 and $46,250 for 2003.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11.  EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          Phoenix-Oakhurst Strategic Allocation Fund
            --------------------------------------------------------------------

By (Signature and Title)*        /s/  PHILIP R. McLOUGHLIN
                         -------------------------------------------------------
                                 Philip R. McLoughlin, Chairman
                                 (principal executive officer)

Date     March 8, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*        /s/  PHILIP R. McLOUGHLIN
                         -------------------------------------------------------
                                 Philip R. McLoughlin, Chairman
                                 (principal executive officer)

Date     March 8, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*        /s/  NANCY G. CURTISS
                         -------------------------------------------------------
                                 Nancy G. Curtiss, Treasurer
                                 (principal financial officer)

Date     March 8, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.